OPERATING SEGMENTS (Details 1) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Operating segments [Line Items]
Total assets	$ 203,908,211	$ 196,261,044
Total liabilities	179,478,661	173,784,064
Banking Colombia [Member]
Operating segments [Line Items]
Total assets	142,207,844	133,756,071
Total liabilities	(125,534,492)	(117,840,080)
Banking Panama [Member]
Operating segments [Line Items]
Total assets	28,119,504	27,224,292
Total liabilities	(25,040,470)	(24,525,160)
Banking El Salvador [Member]
Operating segments [Line Items]
Total assets	12,978,363	12,967,451
Total liabilities	(11,318,266)	(11,278,967)
Banking Guatemala [Member]
Operating segments [Line Items]
Total assets	12,191,869	11,795,358
Total liabilities	(10,847,895)	(10,477,427)
Trust [Member]
Operating segments [Line Items]
Total assets	493,078	412,350
Total liabilities	(80,904)	(74,729)
Investment banking [Member]
Operating segments [Line Items]
Total assets	1,423,883	1,462,616
Total liabilities	(48,192)	(119,090)
Brokerage [Member]
Operating segments [Line Items]
Total assets	283,171	289,563
Total liabilities	(56,789)	(51,937)
Off shore [Member]
Operating segments [Line Items]
Total assets	16,503,973	18,169,041
Total liabilities	(12,284,687)	(14,462,907)
All other segments [Member]
Operating segments [Line Items]
Total assets	8,767,762	8,392,706
Total liabilities	(2,300,511)	(2,145,663)
Total before elimination [Member]
Operating segments [Line Items]
Total assets	222,969,447	214,469,448
Total liabilities	(187,512,206)	(180,975,960)
Adjustments for consolidation [Member]
Operating segments [Line Items]
Total assets	(19,061,236)	(18,208,404)
Total liabilities	8,033,545	$ 7,191,896
Total after Before Elimination [Member]
Operating segments [Line Items]
Total assets	203,908,211
Total liabilities	$ (179,478,661)